Consolidated Statement of Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest Insubsidiary [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 883	$ 13,920,421	$ (1,000)	$ (11,877,864)	$ (12,439)	$ 336,775	$ (6,174,328)	$ (3,807,552)
Beginning Balance, shares at Dec. 31, 2019	88,235	1,392,042,112
Conversion of convertible notes		$ 26,967,200		(26,794,968)				172,232
Conversion of convertible notes, shares		2,696,720,039
Foreign currency adjustment						(20,943)		(20,943)
Net loss							(275,842)	(275,842)
Ending balance, value at Dec. 31, 2020	$ 883	$ 408,876	(1,000)	1,805,813	(12,439)	315,832	(6,450,170)	(3,932,205)
Ending Balance, shares at Dec. 31, 2020	88,235	4,088,762,151
Conversion of convertible notes		$ 90,866		1,610,853				1,701,719
Conversion of convertible notes, shares		908,659,678
Common stock issued for cash		$ 17,997		14,575,330				14,593,327
Common stock issued for cash, shares		179,974,598
Common stock issued for acquisitions		$ 1,500		1,654,500	2,370,666			4,026,666
Common stock issued for acquisitions, shares		15,000,000
Stock based compensation		$ 543		602,207				602,750
Stock based compensation, shares		5,425,453
Foreign currency adjustment						(600,295)		(600,295)
Net loss							(4,826,320)	(4,826,320)
Ending balance, value at Dec. 31, 2021	$ 883	$ 519,782	$ (1,000)	$ 20,248,703	$ 2,358,227	$ (284,463)	$ (11,276,490)	$ 11,565,642
Ending Balance, shares at Dec. 31, 2021	88,235	5,197,821,885